Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 9,620	$ 7,494	$ 6,931
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,275	1,173	1,121
Amortization of premiums and accretion of discounts on investment securities, net	(3,247)	(6,629)	(7,286)
Stock compensation expense	157	161	167
Provision for loan losses	124	1,409	1,485
Gain on sale of securities	0	1,378	829
Gain from death benefit proceeds on BOLI	(192)	(357)	0
(Gain) loss on sale of fixed assets	(322)	13	(74)
Impairment loss on fixed assets	208	0	0
Net gain on sale of other real estate owned	(27)	(323)	(105)
Deferred income tax expense	401	566	498
Writedown on other real estate owned	42	914	230
(Increase) decrease in accrued interest receivable	(694)	1,812	(1,802)
Increase in cash surrender value life insurance	(665)	(670)	(726)
Increase (decrease) in accrued interest payable	403	(194)	(606)
Increase (decrease) in deferred compensation liability	325	(122)	212
Net change in other operating assets and liabilities	142	(364)	(255)
Net cash provided by operating activities	13,760	17,491	14,043
Cash flows from investing activities
Proceeds from calls, paydowns and maturities of securities available-for-sale	39,399	150,879	237,705
Proceeds from calls, paydowns and maturities of securities held-to-maturity	8,371	0	0
Proceeds from sales of securities available-for-sale	0	500,685	188,324
Purchases of investment securities available-for-sale	(122,120)	(631,131)	(640,289)
Proceeds from sale of FHLB stock	0	4,447	2,913
Decrease in federal funds sold	0	0	1,600
Death benefit proceeds from bank-owned life insurance	812	1,162	0
Purchases of bank premises, furniture, fixtures and equipment	(2,642)	(2,599)	(2,019)
Proceeds from sales of bank premises, furniture, fixtures and equipment	546	492	124
Proceeds from sale of other real estate owned	1,331	3,257	1,899
Purchases of FHLB stock	(880)	(4,103)	(1,025)
Net change in loans	(13,166)	75,527	(77,239)
Net cash (used in) provided by investing activities	(88,349)	98,616	(288,007)
Cash flows from financing activities
Net change in deposits	14,510	16,703	196,193
Net increase (decrease) in securities sold under agreement to repurchase	14,814	(83,512)	25,862
Proceeds from borrowings on secured line of credit	0	18,000	0
Proceeds from exercise of stock options	0	0	86
Dividends paid to shareholders	(5,377)	(5,370)	(5,363)
Net (decrease) increase in FHLB advances	0	(25,000)	25,000
Net cash provided by (used in) financing activities	23,947	(79,179)	241,778
Net (decrease) increase in cash and due from banks	(50,642)	36,928	(32,186)
Cash and cash equivalents, beginning of year	79,236	42,308	74,494
Cash and cash equivalents, end of year	28,594	79,236	42,308
Supplemental disclosures of cash flow information
Interest	4,388	5,209	8,033
Income taxes	1,490	515	1,539
Noncash disclosures
Real estate acquired by foreclosure	$ 49	$ 3,250	$ 1,546